General Information	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General Information
General Information
1. Overview
VTTI Energy Partners LP (the “Partnership”) is a limited partnership formed under the laws of the Republic of the Marshall Islands on Apr 11, 2014 by VTTI B.V. (“VTTI”), to own, operate, develop and acquire refined petroleum product and crude oil terminaling and related energy infrastructure assets on a global scale.
The assets of the Partnership consist of a 42.6% indirect interest in VTTI MLP B.V., a Netherlands limited liability company (“VTTI Operating”), which owns a portfolio of 6 terminals including, a 100% economic interest of the terminals located in Amsterdam, The Netherlands, Antwerp, Belgium, Johore, Malaysia and Seaport Canaveral, USA and a 90% economic interest of the terminals located in Rotterdam, The Netherlands and Fujariah, UAE. The remaining 57.4% economic interest in VTTI Operating is owned by VTTI, a privately held limited liability company in The Netherlands. VTTI is indirectly owned by Vitol, its affiliates and its investment partners in VIP.
On August 6, 2014 the Partnership completed its Initial Public Offering (the “IPO”) at the New York Stock Exchange (NYSE). In conjunction with IPO, the following formation transactions were consummated:

•	The Partnership incorporated a 100% subsidiary VTTI MLP Holdings Ltd (“MLP Holdings”), under the laws of the United Kingdom, to acquire through MLP Holdings, a 36% economic interest in VTTI Operating;

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VTTI conveyed its equity interests in VTTI Nederland B.V., VTTI Americas B.V., VTTI SE Asia B.V., Eurotank Belgium B.V. and Fosco Holding Ltd. (collectively, the “Holding Companies”), which own 100% equity interests in ATPC Terminal N.V., ATT Tanjung Bin Sdn. Bhd., ETT Jetty Operations B.V., ETT Pipeline Operations B.V., Eurotank Amsterdam B.V., Seaport Canaveral Corp. and 90% equity interests in Euro Tank Terminal B.V. and VTTI Fujairah Terminals Ltd (collectively, the “Operating Companies”) to VTTI Operating;

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VTTI conveyed to VTTI MLP Partners BV all of the equity interests in VTTI Operating, including shares that represent an economic interest in VTTI Operating (“profit shares”) and shares with voting rights (“voting shares”);

•	VTTI MLP Partners BV conveyed 0.72% of its profit shares in VTTI Operating to VTTI Energy Partners GP LLC ("General Partner").

•	VTTI MLP partners BV conveyed 35.28% of its profit shares and 51% of its voting shares in VTTI Operating to the Partnership in exchange for 20,125,000 common units and 20,125,000 subordinated units;

•	The General Partner conveyed its profit shares in VTTI Operating to the Partnership in exchange for maintaining its 2% general partner interest in the Partnership;

•	The Partnership conveyed all of its voting and profit shares (constituting a 36% economic interest and a 51% voting interest) in VTTI Operating to VTTI Holdings;

•
The Partnership issued to our general partner the incentive distribution rights, which entitle the holder to increasing percentages, up to a maximum of 48%, of the cash we distribute in excess of our minimum quarterly distribution of $0.2625 per unit per quarter;

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VTTI MLP Partners BV offered 20,125,000 common units (including the underwriters option) representing a 49% limited partner interest in us to the public for $21.00 per unit in which all of the proceeds were retained by VTTI MLP Partners B.V. Expenses related to the offering were borne by VTTI MLP Partners BV;

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We entered into agreements with our general partner and certain of its affiliates, pursuant to which they agreed to, among other things, provide us administrative services, indemnify us for certain liabilities and grant us a right of first offer to acquire the assets from VTTI which include the remaining 64% of the interest in VTTI Operating as well as other terminals that that are owned by VTTI.

On July 1, 2015, VTTI MLP Holdings Ltd, our subsidiary acquired an additional 6.6% economic interest in VTTI Operating. As of December 31, 2015, we have a total of 42.6% economic interest and 51.0% voting interest in VTTI Operating.

The following table lists the Partnership's significant subsidiaries and their purpose as of December 31, 2015.

Name	Jurisdiction of Formation	Purpose
VTTI MLP Holdings Ltd.	United Kingdom	Holding company of VTTI Operating
VTTI MLP BV ("VTTI Operating")	The Netherlands	Holding company
Eurotank Belgium B.V.	The Netherlands	Holding company of ATPC
ATPC Terminal N.V. (“ATPC”)	Belgium	Terminal in Antwerp
VTTI Nederland B.V.	The Netherlands	Holding company of the Netherlands terminals
Euro Tank Terminal B.V. (“ETT”)	The Netherlands	Terminal in Rotterdam
Eurotank Amsterdam B.V. (“ETA”)	The Netherlands	Terminal in Amsterdam
ETT Jetty Operations B.V.	The Netherlands	Jetty operations at ETT
ETT Pipeline Operations B.V.	The Netherlands	Pipeline operations at ETT
VTTI Americas B.V.	The Netherlands	Holding company of SC
Seaport Canaveral Corp. (“SC”)	USA	Terminal in Canaveral, Florida
Fosco Holding Ltd	Bermuda	Holding company of Fujairah terminal
VTTI Fujairah Terminals Ltd (“FTL”)	United Arab Emirates	Terminal in Fujairah
VTTI SE Asia B.V.	The Netherlands	Holding company of ATB
ATT Tanjung Bin Sdn. Bhd (“ATB”)	Malaysia	Terminal in Johore

The entities listed above are wholly owned by VTTI Operating, with the exception of Euro Tank Terminal B.V. and VTTI Fujairah Terminals Ltd. In these two entities VTTI Operating owns 90% of the economic interest.
As used herein, and unless otherwise required by the context, the terms “Partnership”, “we”, “Group”, “our”, “us” and words of similar import refer to VTTI Energy Partners LP and its consolidated companies. The use herein of such terms as group, organization, we, us, ours and its, or references to specific entities, is not intended to be a precise description of corporate relationships.
2. Basis of Preparation and Presentation
The consolidated and combined carve-out financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The amounts are presented in United States dollar (USD) rounded to the nearest million, unless otherwise stated.
The accounting policies set out below have been consistently applied to all periods presented in these consolidated and combined carve-out financial statements, unless otherwise noted.
Pre-IPO basis of consolidation
Prior to the Partnership’s IPO in August 2014, the Partnership’s combined carve-out financial statements have been prepared on a “carve-out” basis for the period January 1, 2014 to August 6, 2014 and for the year ended December 31, 2013, from the accounting records of VTTI using historical results of operations, assets and liabilities attributable to the Partnership, including allocation of expenses from VTTI. The combined carve-out financial statements include the assets, liabilities, revenues, expenses and cash flows directly attributable to the Partnership and its terminal-owning and operating subsidiaries plus an allocation of items and expenses as described below:

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The combined terminals of the Partnership including the allocated costs were not historically owned by a separate legal entity or operated as a discrete group. Therefore, no separate share capital exists in owner’s equity.

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Certain of VTTI Operating’s initial terminals had interest-bearing long-term intercompany debt with the VTTI Group. In the combined carve-out financial statements the intercompany debt has not been reclassified as equity. Certain conversions of debt are separately presented in the statement of owners’ equity.

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The Partnership has benefited from VTTI’s general corporate debt, hedging strategy and financing activities. The cost of the corporate debt has been calculated using an effective interest rate charged to the terminals based on the outstanding intercompany loan. The Partnership’s carve-out financial statements include the interest expenses charged by VTTI to the terminals as to reflect their portion in the corporate debt costs.

•
General and administrative expenses, which include defined benefit pension plan costs of VTTI that cannot be attributed to specific terminals, and for which the Partnership is deemed to have received the benefit of, have been allocated pro rata to the Partnership. A discussion of the relationship with VTTI, including a description of the costs that have been allocated to the Partnership as well as the allocation methodology, is included in Note 4 - Related Party Transactions.

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Goodwill arose in 2006 when VTTI acquired Eurotank Amsterdam B.V. and this goodwill amount was allocated to the Partnership. Goodwill related to the acquisition of the Fujairah terminal has been previously recorded in Fosco Holding Ltd, part of VTTI Operating. Reference is made to Note 2 - Summary of Significant Accounting Policies: Goodwill and Note 9 Goodwill.

Management believes that the allocations included in the combined carve-out financial statements are reasonable to present the financial position, results of operations and cash flows of the Partnership on a stand-alone basis for these periods presented. However, the financial position, results of operations and cash flows of the Partnership may differ from those that would have been achieved had the Partnership operated autonomously for all years presented as the Partnership would have had additional general and administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a stand-alone entity. Accordingly, the combined carve-out financial statements do not purport to be indicative of the future financial position, results of operations or cash flows of the Partnership.
Post-IPO basis of consolidation
The formation transactions described in the Overview section above represent a reorganization of entities under common control and are recorded at VTTI’s historical book value. Investments in companies in which the Partnership directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements. All intercompany balances and transactions have been eliminated on consolidation.
3. Restatement of previously issued financial statements
In connection with the preparation of the Partnership's consolidated financial statements for the period ending December 31, 2015, we determined that we had incorrectly accounted for the deferred tax effect arising from unrealized deferred foreign exchange gains in our Netherlands tax fiscal unity as of and for the period ending December 31, 2014. The impact of this error was determined to be material to our 2014 consolidated and combined carve-out financial statements and, accordingly, we have restated our consolidated and combined carve-out financial statements and related footnotes for the year ended December 31, 2014. The adjustment to correct this error resulted in an increase in deferred taxation expense in the amount $8.1 million and the recognition of a corresponding deferred tax liability of $8.1 million. As this amount was related to deferred taxation it did not have a cash impact and therefore did not impact our cash flows. The impact on each of the relevant financial statement lines is as follows:

	(in US$ millions, except per unit data)
Financial Statement Line Item	2014 As Previously Reported	2014 As Restated
Statement of operations
Income tax expense	16.3	24.4
Net income	65.0	56.9
Non-controlling interest	20.9	15.7
Net income attributable to VTTI Energy Partners LP owners	44.1	41.2
Earnings per unit
Common	0.2313	0.1607
Subordinated	0.2313	0.1607
General Partner	0.2313	0.1607
Statement of comprehensive income
Total comprehensive income	50.5	42.4
Non-controlling interest	14.3	9.1
Total comprehensive income attributable to VTTI Energy Partners LP owners	4.9	2.0
Balance Sheet
Deferred taxes - non-current	33.0	41.1
Total non-current liabilities	719.4	727.5
Total liabilities	777.3	785.4
Partners Capital
Common unitholders	141.7	140.3
Subordinated unitholders	141.7	140.3
General partner	5.7	5.6
Total partners capital	289.1	280.2
Non-controlling interest	552.1	546.9
Total equity	835.2	827.1